Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 2,983	$ 896
Cost of revenue	4,904	2,430
Gross loss	(1,921)	(1,534)
Operating expenses:
Research and development	6,607	4,793
Selling, general and administrative	13,002	8,221
Restructuring charge	175
Total operating expenses	19,784	13,014
Operating loss	(21,705)	(14,548)
Other income (expense):
Warrant revaluation	(2,421)	(171)
Interest and other income (expense)	(415)	28
Total other expense, net	(2,836)	(143)
Net loss and comprehensive loss	$ (24,541)	$ (14,691)
Net loss per share-basic and diluted	$ (0.29)	$ (0.20)
Weighted-average common Shares used in computing net loss per share-basic and diluted	84,990,198	73,360,259